Reverse Recapitalization (Details) - Schedule of Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands			12 Months Ended
		Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Stockholders’ Equity (Deficit) [Abstract]
Net equity impact of the Business Combination		$ (23,876)	$ (23,876)
Loss on issuance of forward purchase contract			24,475
Transaction costs expensed			3,329
Total Impact of Business Combination on total stockholders’ deficit	[1]		3,928
Issuance of subscription receivable			32,915
Par value of common stock issued			(1)
Total Impact of Business Combination on additional paid-in capital			$ 36,842

[1]	Excludes impact of the Business Combination on net loss, which is presented separately in the consolidated statements of stockholders’ equity (deficit).